Cover	Dec. 08, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 08, 2022
Entity Registrant Name	PriceSmart, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22793
Entity Tax Identification Number	33-0628530
Entity Address, Address Line One	9740 Scranton Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PSMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	PriceSmart, Inc., a Delaware corporation (“PriceSmart” or the “Company”), is filing this Amendment No. 2 to Form 8-K to report that on March 22, 2023 the Company entered into an Amended and Restated Employment Agreement with John D. Hildebrandt in connection with his previously announced promotion to President and Chief Operating Officer.
Entity Central Index Key	0001041803
Amendment Flag	true
City Area Code	858
Local Phone Number	404-8800